CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash Flows from Operating Activities
Net Loss	$ (197,294)	$ (29,326)	$ (32,151)
Reconciliation of Net Loss to Net Cash Used In Operating Activities
Depreciation Costs	17,298	17,480	16,053
Amortization of Deferred Finance Costs	359	359	359
Overhaul of Engines Costs and Dry-dock	(3,610)	(341)	(151)
Impairment loss on Vessels	160,080	0	0
Foreign currency loss	198	(12)	31
Changes in Operating Assets and Liabilities
Accounts Receivables	(506)	(606)	2,485
Inventory	329	(270)	(446)
Prepaid and Other Current Assets	(326)	262	2,603
Accounts Payable, Accrued Liabilities	1,902	(1,725)	(5,031)
Accounts Payable, Related Party	(237)	147	(15)
Net Cash Used In Operating Activities	(21,807)	(14,032)	(16,262)
Cash Flows from Investing Activities
Investment in Vessels	(46)	(830)	(61,583)
Net Cash Used in Investing Activities	(46)	(830)	(61,583)
Cash Flows from Financing Activities
Proceeds from Issuance of Common Stock	4,945	48,336	0
Repayment of credit facility	(4,095)	0	0
Proceeds from Use of Credit Facility	0	0	90,000
Repurchase of Treasury Stock	0	0	(8,513)
Cash Dividends Paid to Shareholders	(1,860)	(4,933)	(5,997)
Net Cash (Used in) / Provided by Financing Activities	(1,010)	43,403	75,490
Net (Decrease)/Increase in Cash and Cash Equivalents	(22,863)	28,541	(2,355)
Cash and Cash Equivalents at Beginning of Period	31,506	2,953	5,339
Effect of Exchange Rate Changes on Cash and Cash Equivalents	(198)	12	(31)
Cash and Cash Equivalents at the End of Period	8,446	31,506	2,953
Cash Paid for Interest, Net of Amounts Capitalized	7,090	4,417	2,803
Cash Paid for Tax	$ 0	$ 0	$ 214